Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated MDT Series
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	fms_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated MDT All Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated MDT Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated MDT Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated MDT Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated MDT Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."